Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000256468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.18%	0.38%	2.01%
C000256469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	5.84%	0.16%	1.55%
C000256465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.38%	0.55%	1.97%
C000256467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.09%	1.29%	2.69%
C000256466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.01%	1.17%	2.58%
Without Sales Load [Member] | C000256468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	7.61%	0.83%	2.24%
Without Sales Load [Member] | C000256469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	6.84%	0.16%	1.55%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%